Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Contract Liabilities

	December 31,
	2019	2020
	RMB	RMB
Third parties	54,225	63,629
China Telecom Group	162	217
China Tower	1	3

	54,388	63,849